Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Changes in Goodwill and Other Intangible Assets
(1)	Changes in goodwill and other intangible assets for the year ended December 31, 2018 are as follows:

	(In millions of yen)

	Goodwill	Software (1)	Music rights	Customer relationships	Game publishing rights	Others (2)	Total
Acquisition cost
Balance at January 1, 2018	19,093	2,350	460	741	1,749	5,445	29,838
Acquisitions	—	225	—	—	—	2,998	3,223
Acquisition through business combinations	1,224	—	—	—	—	—	1,224
Loss of control of subsidiaries (3)	(560)	(191)	—	—	(1,790)	(436)	(2,977)
Disposals or sales	—	(8)	—	—	—	—	(8)
Exchange differences	(464)	(61)	(35)	(18)	41	(169)	(706)
Other	(45)	—	—	—	—	(146)	(191)

Balance at December 31, 2018	19,248	2,315	425	723	—	7,692	30,403

Accumulated amortization and impairment
Balance at January 1, 2018	2,326	1,362	460	325	284	1,828	6,585
Loss of control of subsidiaries (3)	—	(50)	—	—	(912)	(124)	(1,086)
Disposals or sales	—	(6)	—	—	—	—	(6)
Amortization	—	262	—	168	636	1,650	2,716
Impairment	—	52	—	—	—	160	212
Exchange differences	(173)	(39)	(35)	(8)	(8)	(34)	(297)
Other	—	—	—	—	—	(114)	(114)

Balance at December 31, 2018	2,153	1,581	425	485	—	3,366	8,010

Carrying amounts
Balance at January 1, 2018	16,767	988	—	416	1,465	3,617	23,253

Balance at December 31, 2018	17,095	734	—	238	—	4,326	22,393

(1)	Software was mainly comprised of externally acquired software. The remaining useful life of software as of December 31, 2018 was three years.
(2)
Others mainly consist of 1,471 million yen for acquisition of licenses for LINE TV, 651 million yen for acquisition of domain name, and 437 million yen for Gatebox Inc.’s acquisition of trademark and patented technology. The carrying amounts as of December 31, 2018 of these intangible assets were 1,064 million yen, 587 million yen and 306 million yen, respectively.

(3)
The balances were mainly comprised with the changes in the Group’s ownership ratio of LINE Games Corporation (renamed from NextFloor Corporation) resulting in the investment to be accounted for as an associate under the equity method rather than as a consolidated subsidiary. Refer to Note 30 Principal Subsidiaries for further details.

(2)	Changes in goodwill and other intangible assets for the year ended December 31, 2019 are as follows:

(In millions of yen)

	Goodwill	Software (4)	Music rights	Customer relationships	Others (5)	Total
Acquisition cost
Balance at January 1, 2019	19,248	2,315	425	723	7,692	30,403
Acquisitions	—	3,868	—	—	1,819	5,687
Acquisition through business combinations	615	—	—	—	—	615
Disposals or sales (6)	(2,113)	(728)	(425)	—	(562)	(3,828)
Exchange differences	(59)	2	—	(2)	85	26
Other	—	372	—	—	(492)	(120)

Balance at December 31, 2019	17,691	5,829	—	721	8,542	32,783

Accumulated amortization and impairment
Balance at January 1, 2019	2,153	1,581	425	485	3,366	8,010
Disposals or sales (6)	(2,113)	(717)	(425)	—	(281)	(3,536)
Amortization	—	652	—	155	1,954	2,761
Impairment (7)	—	—	—	—	96	96
Exchange differences	—	—	—	(1)	43	42
Other	—	—	—	—	(42)	(42)

Balance at December 31, 2019	40	1,516	—	639	5,136	7,331

Carrying amounts
Balance at January 1, 2019	17,095	734	—	238	4,326	22,393

Balance at December 31, 2019	17,651	4,313	—	82	3,406	25,452

(4)	Software was mainly comprised of externally acquired software. The remaining useful life of software as of December 31, 2019 was four years.
(5)
The balances of acquisition cost of others as of December 31, 2019 mainly consist of 2,011 million yen of licenses for LINE TV, 632 million yen of domain name, and 439 million yen of trademark and patented technology. The balances of carrying amounts as of December 31, 2019 of these intangible assets were 918 million yen, 549 million yen and 248 million yen, respectively.

(6)	Mainly related to the liquidation of the MixRadio business.
(7)	Refer to Note 11 Impairment for further details.
The Group has been conducting research and development such as Fintech and AI. The research and development expenses recognized for the years ended December 31, 2017, 2018 and 2019 are 10,357 million yen, 19,096 million yen and 26,606 million yen, respectively.